Note 41 - Segment Information - Geographical Segment Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue		$ 101,360,657	$ 74,674,030	$ 64,694,991
Non-current assets	[1]	19,542,696	18,754,014	25,505,779
TAIWAN
Statement Line Items [Line Items]
Revenue		101,241,273	74,632,115	64,615,921
Non-current assets	[1]	15,115,606	14,889,959	15,821,531
HONG KONG
Statement Line Items [Line Items]
Revenue		0	0	63,615
Non-current assets	[1]	0	0	3,695,405
INDIA
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	81,856	82,874	0
THAILAND
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	1,019,267	0	0
Other asian countries [member]
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	0	0	47,964
Americas [Member]
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	1,748	358	895
EGYPT
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	328,066	410,787	0
UNITED KINGDOM
Statement Line Items [Line Items]
Revenue		119,384	41,915	0
Non-current assets	[1]	369,633	198,681	0
CAYMAN ISLANDS
Statement Line Items [Line Items]
Revenue		0	0	0
Non-current assets	[1]	2,422,500	2,856,051	65,578
Other regions [member]
Statement Line Items [Line Items]
Revenue		0	0	15,455
Non-current assets	[1]	$ 204,020	$ 315,304	$ 5,874,406

[1]	Non-current assets excludes deferred tax assets, guarantee deposits liabilities and intercompany balances.